FINANCIAL STATEMENTS

Western-Southern Life Assurance Company Separate Account 1

Periods ended December 31, 2001 with Report of Independent Auditors

                     Western-Southern Life Assurance Company
                               Separate Account 1

                              Financial Statements


                         Periods ended December 31, 2001





                                    CONTENTS

Report of Independent Auditors.................................................1

Audited Financial Statements

Statement of Assets and Liabilities............................................2
Statement of Operations and Changes in Net Assets for the
   Periods ended December 31, 2001.............................................3
Statement of Operations and Changes in Net Assets for the
   Periods ended December 31, 2000.............................................5
Notes to Financial Statements..................................................7

                         Report of Independent Auditors

Contractholders of Western-Southern Life Assurance Company Separate Account 1 and
Board of Directors of Western-Southern Life Assurance Company

We have audited the accompanying statement of assets and liabilities of Western-Southern Life Assurance Company Separate Account 1 (comprising, respectively, the AIM V.I. Growth Fund, AIM V.I. Government Securities Fund, Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Deutsche VIT Equity 500 Index Fund, MFS Emerging Growth Series - Initial Class, MFS Investors Trust Series - Initial Class, PIMCO Long-Term U.S. Government Bond Portfolio, Touchstone International Equity Fund, Touchstone Emerging Growth Fund, Touchstone Small Cap Value Fund, Touchstone Growth/Value Fund, Touchstone Equity Fund, Touchstone Enhanced 30 Fund, Touchstone Value Plus Fund, Touchstone Growth & Income Fund, Touchstone Balanced Fund, Touchstone High Yield Fund, Touchstone Bond Fund, Touchstone Standby Income Fund, Touchstone Money Market Fund, and Touchstone Income Opportunity Fund) as of December 31, 2001, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the respective mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Western-Southern Life Assurance Company Separate Account 1 at December 31, 2001, and the results of their operations and changes in their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


Cincinnati, Ohio                                               Ernst & Young LLP
March 25, 2002

           Western Southern Life Assurance Company Separate Account 1

                      Statement of Assets and Liabilities

                               December 31, 2001





                                                             AIM Variable                         The Alger American
                                                         Insurance Funds, Inc.                            Fund
                                                        (unaffiliated insurer)                   (unaffiliated insurer)
                                                   ------------------------------------    ---------------------------------
                                                                            V.I.               Small
                                                   V.I. Growth           Government        Capitalization         Growth
                                                      Fund             Securities Fund        Portfolio          Portfolio
                                                   Sub-Account           Sub-Account         Sub-Account        Sub-Account
                                                   ------------------------------------    ---------------------------------
Assets
  Investments in securities of unaffiliated
     issuers, at fair value (cost $18,502,512;
     $1,792,057; $5,558,769; $21,007,793;
     $1,550,891; $11,979,073; $9,703,949;
     $6,490,292)                                    $10,275,956              $1,809,910    $3,384,894           $14,046,416
                                                   ------------------------------------    --------------------------------
                Total Invested Assets                10,275,956               1,809,910     3,384,894            14,046,416

Other Liabilities                                            (2)                      -            (1)                  (15)
                                                   ------------------------------------    --------------------------------

Net Assets                                          $10,275,954              $1,809,910    $3,384,893           $14,046,401
                                                   ====================================    ================================



                                                 Duetsche Asset                                             PIMCO
                                                    Management                MFS Variable                 Variable
                                                     VIT Fund                 Insurance Trust            Insurance Trust
                                             (unaffiliated insurer)       (unaffiliated insurer)     (unaffiliated insurer)
                                             -------------------  -----------------------------------   ---------------
                                                                      Emerging            Investors        Long-Term
                                                    Equity 500      Growth Series        Trust Series     U.S. Government
                                                    Index Fund     - Initial Class     - Initial Class    Bond Portfolio
                                                    Sub-Account      Sub-Account           Sub-Account     Sub-Account
                                                   -------------  -----------------------------------   ---------------
Assets
  Investments in securities of unaffiliated
     issuers, at fair value (cost $18,502,512;
     $1,792,057; $5,558,769; $21,007,793;
     $1,550,891; $11,979,073; $9,703,949;
     $6,490,292)                                     $1,497,246      $6,519,433             $8,158,767     $6,221,266
                                                   ------------   -----------------------------------     ----------
                Total Invested Assets                 1,497,246       6,519,433              8,158,767      6,221,266

Other Liabilities                                            (2)              -                     (2)          (145)
                                                   ------------   -----------------------------------     ----------

Net Assets                                           $1,497,244      $6,519,433             $8,158,765     $6,221,121
                                                   ============   ===================================     ==========

                                                                               Touchstone Variable
                                                                                  Series Trust
                                                                               (affiliated issuer)
                                                   ----------------------------------------------------------------------------
                                                    International     Emerging        Small Cap     Growth/Value      Equity
                                                     Equity Fund     Growth Fund     Value Fund         Fund           Fund
                                                     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account
                                                   ----------------------------------------------------------------------------
Assets
  Investments in securities of affiliated
     issuers, at fair value (cost $26,691,830;
     $28,137,612; $1,200,377; $1,038,039;
     $406,756; $1,989,013; $6,257,462;
     $27,935,564; $26,144,237; $16,550,937;
     $16,300,004; $18,152,448; $995,662; $0)        $15,649,941     $28,877,528      $1,332,680     $1,041,558        $404,810
                                                   ----------------------------------------------------------------------------
                Total Invested Assets                15,649,941      28,877,528       1,332,680      1,041,558         404,810

Other Liabilities                                             -              (3)             (2)             -               -
                                                   ----------------------------------------------------------------------------

Net Assets                                          $15,649,941     $28,877,525      $1,332,678     $1,041,558        $404,810
                                                   ============================================================================

                                                                             Touchstone Variable
                                                                                Series Trust
                                                                             (affiliated issuer)
                                                   -------------------------------------------------------------------------
                                                   Enhanced 30    Value Plus   Growth & Income     Balanced      High Yield
                                                       Fund          Fund            Fund            Fund           Fund
                                                   Sub-Account    Sub-Account    Sub-Account      Sub-Account    Sub-Account
                                                   -------------------------------------------------------------------------
Assets
  Investments in securities of affiliated
     issuers, at fair value (cost $26,691,830;
     $28,137,612; $1,200,377; $1,038,039;
     $406,756; $1,989,013; $6,257,462;
     $27,935,564; $26,144,237; $16,550,937;
     $16,300,004; $18,152,448; $995,662; $0)       $1,759,703      $6,024,138    $26,285,678     $25,767,621     $15,383,492
                                                   -------------------------------------------------------------------------
                Total Invested Assets               1,759,703       6,024,138     26,285,678      25,767,621      15,383,492

Other Liabilities                                          (2)             (2)             -              (2)              -
                                                   -------------------------------------------------------------------------

Net Assets                                         $1,759,701      $6,024,136    $26,285,678     $25,767,619     $15,383,492
                                                   =========================================================================



                                                                        Touchstone Variable
                                                                            Series Trust
                                                                        (affiliated issuer)
                                                   -------------------------------------------------------------
                                                      Bond           Standby     Money Market       Income
                                                       Fund         Income Fund       Fund      Opportunity Fund
                                                    Sub-Account     Sub-Account    Sub-Account     Sub-Account
                                                   -------------------------------------------------------------
Assets
  Investments in securities of affiliated
     issuers, at fair value (cost $26,691,830;
     $28,137,612; $1,200,377; $1,038,039;
     $406,756; $1,989,013; $6,257,462;
     $27,935,564; $26,144,237; $16,550,937;
     $16,300,004; $18,152,448; $995,662; $0)       $16,543,932      $18,044,056     $995,662               $ -
                                                   ------------------------------------------------------------
                Total Invested Assets               16,543,932       18,044,056      995,662                 -

Other Liabilities                                           (1)              (1)           -                 -
                                                   ------------------------------------------------------------

Net Assets                                         $16,543,931      $18,044,055     $995,662               $ -
                                                   ============================================================


See accompanying notes

           Western-Southern Life Assurance Company Separate Account 1

               Statement of Operations and Changes in Net Assets

                        Periods Ended December 31, 2001

                                                                   Alger                                        MFS VIT
                                                                  American         Alger       Deutsche VIT    Emerging
                                                    Government      Small        American        Equity    Growth Series-
                                   AIM V.I. Growth  Securities  Capitalization    Growth        500 Index   Initial Class
                                     Sub-Account    Sub-Account  Sub-Account    Sub-Account    Sub-Account   Sub-Account
------------------------------------------------------------------------------------------------------------------------
Income:
  Dividends and capital gains          $ 24,659      $ 55,141      $ 1,995     $ 2,301,108      $ 13,750     $ 550,614
  Miscellaneous income (loss)            25,291        (2,052)       3,929           3,661         8,055         3,908

Expenses:
  Mortality and expense risk,
     and administrative charge          172,209        25,418       54,757         233,198        18,497       111,416
                                 ---------------------------------------------------------------------------------------

  Net investment income (loss)         (122,259)       27,671      (48,833)      2,071,571         3,308       443,106
                                 ---------------------------------------------------------------------------------------

  Net change in unrealized
     appreciation
     (depreciation)
     on investments                  (3,720,598)      (13,901)   2,058,712      (2,249,846)      103,781    (3,131,480)

  Realized gain (loss)
     on investments                  (2,483,472)       74,565   (3,857,267)     (2,560,836)     (377,891)   (1,643,896)
                                 ---------------------------------------------------------------------------------------

Net realized and unrealized
  gain (loss) on investments         (6,204,070)       60,664   (1,798,555)     (4,810,682)     (274,110)   (4,775,376)
                                 ---------------------------------------------------------------------------------------

Net increase (decrease)
  in net assets
  resulting from operations          (6,326,329)       88,335   (1,847,388)     (2,739,111)     (270,802)   (4,332,270)
                                 ---------------------------------------------------------------------------------------

Contract owners activity:
  Payments received
     from contract owners               573,289       113,151      357,856         717,634       181,696       422,469

  Transfers between
     sub-accounts
     (including fixed
     account), net                     (678,814)      502,504     (611,694)     (1,983,621)       83,137    (1,449,714)

  Transfers for contract
     benefits and terminations       (2,269,436)     (375,359)    (593,124)     (3,101,558)     (136,548)   (1,294,366)

  Contract maintenance charges          (12,279)       (1,186)      (3,535)        (16,669)       (1,115)       (9,847)
                                 ---------------------------------------------------------------------------------------

Net increase (decrease) in
  net assets from
  contract transactions              (2,387,240)      239,110     (850,497)     (4,384,214)      127,170    (2,331,458)
                                 ---------------------------------------------------------------------------------------

Total increase (decrease)
  in net assets                      (8,713,569)      327,445   (2,697,885)     (7,123,325)     (143,632)   (6,663,728)
                                 ---------------------------------------------------------------------------------------

Net assets at
  beginning of period                18,989,523     1,482,465    6,082,778      21,169,726     1,640,876    13,183,161
                                 ---------------------------------------------------------------------------------------

Net assets at
  end of period                     $10,275,954    $1,809,910  $ 3,384,893    $ 14,046,401   $ 1,497,244    $6,519,433
                                 =======================================================================================


                                  MFS VIT
                                 Investors
                                   Trust -          PIMCO Long-              Touchstone           Touchstone         Touchstone
                                  Initial            Term U.S.             International           Emerging           Small Cap
                                   Class          Government Bond             Equity                 Growth             Value
                                 Sub-Account        Sub-Account             Sub-Account           Sub-Account        Sub-Account
-------------------------------------------------------------------------------------------------------------------------------
Income:
  Dividends and capital gains     $ 325,548             $ 526,921           $         -             $ 2,290,766           $ 4,326
  Miscellaneous income (loss)           (17)                5,325                 2,242                  (3,247)            1,670

Expenses:
  Mortality and expense risk,
     and administrative charge      134,231                83,980               253,377                 403,954            15,768
                                 ------------------------------------------------------------------------------------------------

  Net investment income (loss)      191,300               448,266              (251,135)              1,883,565            (9,772)
                                 ------------------------------------------------------------------------------------------------

  Net change in unrealized
     appreciation
     (depreciation)
     on investments              (1,735,659)             (683,601)           (5,276,461)             (4,216,265)          794,710

  Realized gain (loss)
     on investments                (504,840)              483,304            (1,796,875)                651,818          (678,540)
                                 ------------------------------------------------------------------------------------------------

Net realized and unrealized
  gain (loss) on investments     (2,240,499)             (200,297)           (7,073,336)             (3,564,447)          116,170
                                 ------------------------------------------------------------------------------------------------

Net increase (decrease)
  in net assets
  resulting from operations      (2,049,199)              247,969            (7,324,471)             (1,680,882)          106,398
                                 ------------------------------------------------------------------------------------------------

Contract owners activity:
  Payments received
     from contract owners           402,289               274,337               832,476               1,041,763           135,086

  Transfers between
     sub-accounts
     (including fixed
     account), net                 (350,087)            1,085,380               610,496                (505,363)          373,527

  Transfers for contract
     benefits and terminations   (1,981,633)           (1,066,662)           (2,497,334)             (4,742,854)         (251,284)

  Contract maintenance charges       (9,051)               (5,500)              (17,165)                (27,672)           (1,036)
                                 --------------------------------------------------------------------------------------------------

Net increase (decrease) in
  net assets from
  contract transactions          (1,938,482)              287,555            (1,071,527)             (4,234,126)          256,293
                                 --------------------------------------------------------------------------------------------------

Total increase (decrease)
  in net assets                  (3,987,681)              535,524            (8,395,998)             (5,915,008)          362,691
                                 --------------------------------------------------------------------------------------------------

Net assets at
  beginning of period            12,146,446             5,685,597            24,045,939              34,792,533           969,987
                                 --------------------------------------------------------------------------------------------------

Net assets at
  end of period                  $8,158,765            $6,221,121          $ 15,649,941             $28,877,525       $ 1,332,678
                                 ==================================================================================================

See accompanying notes

*    For the period May 1, 2001 (commencement of operations) to December 31,
     2001

** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2001.

                                       3

           Western-Southern Life Assurance Company Separate Account 1

               Statement of Operations and Changes in Net Assets

                        Periods Ended December 31, 2001


                                      Touchstone      Touchstone    Touchstone      Touchstone       Touchstone          Touchstone
                                     Growth/Value*      Equity*     Enhanced 30     Value Plus     Growth & Income        Balanced
                                      Sub-Account     Sub-Account   Sub-Account    Sub-Account      Sub-Account         Sub-Account
                                     -----------------------------------------------------------------------------------------------
Income:
  Dividends and capital gains             $     -       $     -      $ 16,746         $ 66,935       $ 1,831,078        $ 1,165,816
  Miscellaneous income (loss)               1,392        (1,417)       (1,635)           1,320             2,783              1,196

Expenses:
  Mortality and expense risk,
     and administrative charge              4,393           147        28,529           79,798           403,302            370,842
                                      ----------------------------------------------------------------------------------------------

  Net investment income (loss)             (3,001)       (1,564)      (13,418)         (11,543)        1,430,559            796,170
                                      ----------------------------------------------------------------------------------------------

  Net change in unrealized
     appreciation (depreciation)
     on investments                         3,519        (1,946)     (236,818)         (45,035)       (3,809,268)          (130,755)

  Realized gain (loss)
     on investments                       (15,829)          714       (45,604)        (110,526)           94,155           (416,826)
                                      ----------------------------------------------------------------------------------------------

Net realized and unrealized
  gain (loss) on investments              (12,310)       (1,232)     (282,422)        (155,561)       (3,715,113)          (547,601)
                                      ----------------------------------------------------------------------------------------------

Net increase (decrease)
  in net assets resulting
  from operations                         (15,311)       (2,796)     (295,840)        (167,104)       (2,284,554)           248,569
                                      ---------------------------------------------------------------------------------------------

Contract owners activity:
  Payments received from
     contract owners                      100,553         1,132       132,062          524,567           673,660            665,912

  Transfers between
     sub-accounts (including
     fixed account), net                  976,757       406,474       (75,034)       1,166,118        (1,170,592)           488,931

  Transfers for contract
     benefits and terminations           (20,211)            -       (349,796)      (1,324,565)       (5,082,755)        (4,688,192)

  Contract maintenance charges              (230)            -         (2,037)          (4,868)          (26,677)           (20,686)
                                      ----------------------------------------------------------------------------------------------

Net increase (decrease) in
  net assets from
  contract transactions                 1,056,869       407,606       (294,805)         361,252        (5,606,364)       (3,554,035)
                                      ----------------------------------------------------------------------------------------------

Total increase (decrease)
  in net assets                         1,041,558       404,810       (590,645)         194,148        (7,890,918)       (3,305,466)
                                      ----------------------------------------------------------------------------------------------

Net assets at
  beginning of period                           -             -      2,350,346        5,829,988        34,176,596        29,073,085
                                      ----------------------------------------------------------------------------------------------

Net assets at
  end of period                       $ 1,041,558     $ 404,810    $ 1,759,701      $ 6,024,136       $26,285,678       $25,767,619
                                      ==============================================================================================


                                        Touchstone       Touchstone         Touchstone   Touchstone Money        Touchstone Income
                                        High Yield         Bond          Standby Income      Market*            Opportunity**
                                        Sub-Account      Sub-Account        Sub-Account     Sub-Account          Sub-Account
                                      -------------------------------------------------------------------------------------------
Income:
  Dividends and capital gains           $ 1,474,046       $ 1,005,816        $ 847,891          $ 8,728             $ 822,212
  Miscellaneous income (loss)                 3,939              (137)           4,129               29                  (202)

Expenses:
  Mortality and expense risk,
     and administrative charge              125,046           232,803          227,400            4,566               101,480
                                      ---------------------------------------------------------------------------------------------

  Net investment income (loss)            1,352,939           772,876          624,620            4,191               720,530
                                      ---------------------------------------------------------------------------------------------

  Net change in unrealized
     appreciation (depreciation)
     on investments                        (941,320)           96,677          (92,683)               -             4,993,283

  Realized gain (loss)
     on investments                        (127,029)          196,692          (50,953)               -            (5,236,797)
                                      ---------------------------------------------------------------------------------------------

Net realized and unrealized
  gain (loss) on investments             (1,068,349)          293,369         (143,636)               -              (243,514)
                                      ---------------------------------------------------------------------------------------------

Net increase (decrease)
  in net assets resulting
  from operations                           284,590         1,066,245          480,984            4,191               477,016
                                      ---------------------------------------------------------------------------------------------

Contract owners activity:
  Payments received from
     contract owners                        549,416           280,248          858,081        1,058,795               124,677

  Transfers between
     sub-accounts (including
     fixed account), net                 14,050,954           416,512        5,116,120          314,981           (15,102,294)

  Transfers for contract
     benefits and terminations          (1,539,564)       (2,677,863)      (3,945,867)         (381,983)           (1,352,063)

  Contract maintenance charges              (8,417)          (12,653)          (8,781)             (322)               (6,972)
                                      ---------------------------------------------------------------------------------------------

Net increase (decrease) in
  net assets from
  contract transactions                 13,052,389        (1,993,756)       2,019,553           991,471           (16,336,652)
                                      --------------------------------------------------------------------------------------------

Total increase (decrease)
  in net assets                         13,336,979          (927,511)       2,500,537           995,662           (15,859,636)
                                      --------------------------------------------------------------------------------------------

Net assets at
  beginning of period                    2,046,513        17,471,442       15,543,518                 -            15,859,636
                                      --------------------------------------------------------------------------------------------

Net assets at
  end of period                       $ 15,383,492      $ 16,543,931     $ 18,044,055         $ 995,662           $         -
                                      ============================================================================================


     See accompanying notes

*    For the period May 1, 2001 (commencement of operations) to December 31,
     2001

** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

     Note: Unless otherwise noted, all sub-accounts are for the year ended
     December 31, 2001.


           Western-Southern Life Assurance Company Separate Account 1

               Statement of Operations and Changes in Net Assets

                        Periods Ended December 31, 2000

                                                                    Alger
                                                      AIM V. I.    American        Alger       Deutsche VIT     MFS VIT
                                                     Government      Small        American        Equity        Emerging
                                    AIM V.I. Growth   Securities  Capitalization    Growth        500 Index*     Growth
                                      Sub-Account    Sub-Account  Sub-Account    Sub-Account    Sub-Account   Sub-Account
------------------------------------------------------------------------------------------------------------------------
Income:
  Dividends and capital gains           $ 638,951     $ 68,065    $2,455,582    $ 3,114,467         $ 953     $ 726,306
  Miscellaneous income (loss)              26,223         (172)        9,019         16,219         1,593         6,861

Expenses:
  Mortality and expense risk,
     and administrative charge            282,700       16,225        84,198        316,163        12,356       182,799
                                  --------------------------------------------------------------------------------------

  Net investment income (loss)            382,474       51,668     2,380,403      2,814,523        (9,810)      550,368
                                  --------------------------------------------------------------------------------------

  Net change in unrealized
     appreciation (depreciation)
     on investments                    (6,599,899)      53,732    (4,677,178)    (7,556,080)     (157,427)   (4,850,664)

  Realized gain (loss)
     on investments                       684,259        1,075      (269,359)       529,398        (7,777)      730,166
                                  --------------------------------------------------------------------------------------

Net realized and unrealized
  gain (loss) on investments           (5,915,640)      54,807    (4,946,537)    (7,026,682)     (165,204)   (4,120,498)
                                  --------------------------------------------------------------------------------------

Net increase (decrease) in net
  assets resulting
  from operations                      (5,533,166)     106,475    (2,566,134)    (4,212,159)     (175,014)   (3,570,130)
                                  --------------------------------------------------------------------------------------

Contract owners activity:
  Payments received
     from contract owners               3,783,073      495,092     1,670,231      3,303,611       513,998     3,806,712

  Transfers between
     sub-accounts (including
     fixed account), net                7,036,570      509,936     5,093,810      6,498,392     1,350,635     6,684,509

  Transfers for contract
     benefits and terminations         (2,480,740)    (330,844)     (498,911)    (3,249,044)      (48,420)   (1,907,421)

  Contract maintenance charges            (11,772)        (501)       (3,158)       (14,760)         (323)       (8,580)
                                  --------------------------------------------------------------------------------------

Net increase (decrease) in
  net assets from
  contract transactions                 8,327,131      673,683     6,261,972      6,538,199     1,815,890     8,575,220
                                  --------------------------------------------------------------------------------------

Total increase (decrease)
  in net assets                         2,793,965      780,158     3,695,838      2,326,040     1,640,876     5,005,090
                                  --------------------------------------------------------------------------------------

Net assets at
  beginning of period                  16,195,558      702,307     2,386,940     18,843,686             -     8,178,071
                                  --------------------------------------------------------------------------------------

Net assets at end
  of period                          $ 18,989,523   $1,482,465    $6,082,778   $ 21,169,726   $ 1,640,876   $13,183,161
                                  ======================================================================================


                                      MFS VIT Growth         PIMCO Long-Term U.S.     Touchstone Small
                                       with Income             Government Bond            Cap Value
                                        Sub-Account               Sub-Account            Sub-Account
                                 -----------------------------------------------------------------------


Income:
  Dividends and capital gains              $ 139,591             $ 199,110              $ 372,289
  Miscellaneous income (loss)                 (1,075)                  958                  3,291

Expenses:
  Mortality and expense risk,
     and administrative charge               150,369                46,635                 10,659
                                  -----------------------------------------------------------------------

  Net investment income (loss)               (11,853)              153,433                364,921
                                  -----------------------------------------------------------------------

  Net change in unrealized
     appreciation (depreciation)
     on investments                         (162,187)              499,168               (690,852)

  Realized gain (loss)
     on investments                           26,391                12,252                 13,679
                                  -----------------------------------------------------------------------

Net realized and unrealized
  gain (loss) on investments                (135,796)              511,420               (677,173)
                                  -----------------------------------------------------------------------

Net increase (decrease) in net
  assets resulting
  from operations                           (147,649)              664,853               (312,252)
                                  -----------------------------------------------------------------------

Contract owners activity:
  Payments received
     from contract owners                  1,621,297               501,819                283,479

  Transfers between
     sub-accounts (including
     fixed account), net                   2,717,054             2,486,219                790,038

  Transfers for contract
     benefits and terminations            (1,242,347)             (462,997)               (52,851)

  Contract maintenance charges                (7,131)               (1,981)                  (439)
                                  -------------------------------------------------------------------------

Net increase (decrease) in
  net assets from
  contract transactions                    3,088,873             2,523,060              1,020,227
                                  -------------------------------------------------------------------------

Total increase (decrease)
  in net assets                            2,941,224             3,187,913                707,975
                                  -------------------------------------------------------------------------

Net assets at
  beginning of period                      9,205,222             2,497,684                262,012
                                  -------------------------------------------------------------------------

Net assets at end
  of period                             $ 12,146,446            $5,685,597              $ 969,987
                                  =========================================================================



     See accompanying notes

*    For the period May 3, 2000 (commencement of operations) to December 31,
     2000

     Note: Unless otherwise noted, all sub-accounts are for the year ended
     December 31, 2000


                                       5


           Western-Southern Life Assurance Company Separate Account 1

               Statement of Operations and Changes in Net Assets

                        Periods Ended December 31, 2000

                                                         Touchstone          Touchstone
                                     Touchstone        International            Income          Touchstone        Touchstone
                                   Emerging Growth        Equity             Opportunity        High Yield        Value Plus
                                    Sub-Account         Sub-Account           Sub-Account       Sub-Account       Sub-Account
                                   ------------------------------------------------------------------------------------------
Income:
  Dividends and capital gains       $ 6,517,640         $ 5,802,414          $ 1,970,462       $ 197,236          $ 456,521
  Miscellaneous income (loss)           (18,074)              6,618                1,900              53             (1,707)

Expenses:
  Mortality and expense
     risk, and administrative
     charge                             445,025             363,288              251,677          22,821             78,319
                                   ----------------------------------------------------------------------------------------

  Net investment income (loss)        6,054,541           5,445,744            1,720,685         174,468            376,495
                                   ----------------------------------------------------------------------------------------

  Net change in unrealized
     appreciation (depreciation)
     on investments                    (117,344)        (12,069,127)           1,203,127        (105,712)          (465,238)

  Realized gain (loss)
     on investments                   2,218,921             615,221           (3,323,276)        (84,156)           132,891
                                   ----------------------------------------------------------------------------------------

Net realized and unrealized
  gain (loss) on investments          2,101,577         (11,453,906)          (2,120,149)       (189,868)          (332,347)
                                   ----------------------------------------------------------------------------------------

Net increase (decrease) in
  net assets resulting
  from operations                     8,156,118          (6,008,162)            (399,464)        (15,400)            44,148
                                   ----------------------------------------------------------------------------------------

Contract owners activity:
  Payments received from
     contract owners                  1,837,761           2,303,051              687,737           425,291          546,358

  Transfers between
     sub-accounts (including
     fixed account), net             (1,775,902)          1,928,639           (3,309,969)          828,117         (341,237)

  Transfers for contract
     benefits and terminations       (4,694,661)         (4,140,692)          (3,493,688)         (315,412)        (687,929)

  Contract maintenance charges          (25,514)            (19,671)             (15,263)             (778)          (3,592)
                                   ----------------------------------------------------------------------------------------

Net increase (decrease) in
  net assets from
  contract transactions              (4,658,316)             71,327           (6,131,183)          937,218         (486,400)
                                   ----------------------------------------------------------------------------------------

Total increase (decrease)
  in net assets                       3,497,802          (5,936,835)          (6,530,647)          921,818         (442,252)
                                   ----------------------------------------------------------------------------------------

Net assets at
  beginning of period                31,294,731          29,982,774           22,390,283         1,124,695        6,272,240
                                   ----------------------------------------------------------------------------------------

Net assets at
  end of period                    $ 34,792,533         $24,045,939         $ 15,859,636        $2,046,513      $ 5,829,988
                                   ========================================================================================



                                     Touchstone
                                     Growth and         Touchstone            Touchstone        Touchstone        Touchstone
                                       Income           Enhanced 30             Balanced           Bond        Standby Income
                                    Sub-Account         Sub-Account           Sub-Account       Sub-Account       Sub-Account
                                   -------------------------------------------------------------------------------------------
Income:
  Dividends and capital gains         $ 2,135,126         $ 13,285           $ 2,442,096       $ 1,041,063         $ 1,213,350
  Miscellaneous income (loss)              (2,844)           1,154               (10,620)           (3,150)             (9,174)

Expenses:
  Mortality and expense
     risk, and administrative
     charge                               472,971           27,829               391,566           246,915             257,829
                                   -------------------------------------------------------------------------------------------

  Net investment income (loss)          1,659,311          (13,390)            2,039,910           790,998             946,347
                                   -------------------------------------------------------------------------------------------

  Net change in unrealized
     appreciation (depreciation)
     on investments                     1,231,357         (162,273)            1,039,270           525,761             107,752

  Realized gain (loss)
     on investments                       194,936           90,185               (85,701)           23,707            (153,480)
                                   -------------------------------------------------------------------------------------------

Net realized and unrealized
  gain (loss) on investments            1,426,293          (72,088)              953,569           549,468             (45,728)
                                   -------------------------------------------------------------------------------------------

Net increase (decrease) in
  net assets resulting
  from operations                       3,085,604          (85,478)            2,993,479         1,340,466             900,619
                                   -------------------------------------------------------------------------------------------

Contract owners activity:
  Payments received from
     contract owners                      980,462          514,791               983,882           656,944           1,218,945

  Transfers between
     sub-accounts (including
     fixed account), net               (6,749,250)        (747,086)           (2,934,639)       (1,747,523)         (5,420,681)

  Transfers for contract
     benefits and terminations         (7,195,929)        (243,441)           (4,494,974)       (3,241,943)         (3,922,812)

  Contract maintenance charges            (29,537)          (1,255)              (20,408)          (12,197)            (10,399)
                                   -------------------------------------------------------------------------------------------

Net increase (decrease) in
  net assets from
  contract transactions               (12,994,254)        (476,991)           (6,466,139)       (4,344,719)         (8,134,947)
                                   -------------------------------------------------------------------------------------------

Total increase (decrease)
  in net assets                        (9,908,650)        (562,469)           (3,472,660)       (3,004,253)         (7,234,328)
                                   -------------------------------------------------------------------------------------------

Net assets at
  beginning of period                  44,085,246        2,912,815            32,545,745        20,475,695          22,777,846
                                   -------------------------------------------------------------------------------------------

Net assets at
  end of period                      $ 34,176,596      $ 2,350,346          $ 29,073,085      $ 17,471,442        $ 15,543,518
                                   ===========================================================================================

     See accompanying notes

*    For the period May 3, 2000 (commencement of operations) to December 31,
     2000

     Note: Unless otherwise noted, all sub-accounts are for the year ended December 31, 2000

                                       6



           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

                                December 31, 2001

1. ORGANIZATION

Western-Southern Life Assurance Company Separate Account 1 (the "Account") is a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"), established by the Western-Southern Life Assurance Company (the "Company"), a life insurance company which is a wholly owned subsidiary of The Western and Southern Life Insurance Company. The Account is a funding vehicle for individual variable annuity contracts, and commenced operations on February 23, 1995 with the issuance of the first Touchstone Variable Annuity contract, now called the Touchstone Gold Variable Annuity. The first Touchstone Select Variable Annuity contract was issued on March 2, 1998.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct. The variable annuity contracts are designed for individual investors and group plans that desire to accumulate capital on a tax-deferred basis for retirement or other long-term objectives. The variable annuity contracts are distributed across the United States through a network of broker-dealers and wholesalers.

2. SIGNIFICANT ACCOUNTING POLICIES

As of December 31, 2001, the Account has twenty-one investment sub-accounts, each of which invests in the corresponding portfolio (a "Portfolio") of AIM Variable Insurance Funds, Inc., The Alger American Fund, Deutsche Asset Management VIT Fund, MFS Variable Insurance Trust, PIMCO Variable Insurance Trust or Touchstone Variable Series Trust, each of which is an open-ended diversified management investment company. Investments are made in the sub-accounts of each Portfolio and are valued at the reported net asset values of such sub-accounts, which value their investment securities at fair value. Each sub-account's value fluctuates on a day to day basis depending on the investment performance of the Portfolio in which the sub-account is invested. A contractholder may also allocate funds to the Fixed Account, which is part of the general account of the Company. Due to exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act") and the Company's general account has not been registered as an investment company under the 1940 Act. Sub-account transactions are recorded on the trade date and income from dividends is recorded on the ex-dividend date. Dividend income shown on the statement of operations includes capital gain distributions. Realized gains and losses on the sales of investments are computed on the basis of specific identification.

Upon annuitization, the contract assets are transferred to the general account of the Company. Accordingly, contract reserves are recorded by the Company. See the related prospectus for a more detailed understanding of the variable annuity contracts.

The Account is not taxed separately because the operations of the Account are part of the total operations of the Company. The Company is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the periods ended December 31, 2001 were as follows (year ended unless otherwise noted):


                                                                         PURCHASES                   SALES


       AIM Variable Insurance Funds, Inc.
           V.I. Growth Fund                                             $ 2,142,023               $ 4,651,523
           V.I. Government Securities Fund                                1,359,953                 1,093,174

       The Alger American Fund
           Small Capitalization Portfolio                                   789,719                 1,689,049
           Growth Portfolio                                               4,316,983                 6,629,608

       Deutsche Asset Management VIT Fund
           Equity 500 Index Fund                                          1,716,583                 1,586,105

       MFS Variable Insurance Trust
           Emerging Growth Series - Initial Class                         1,622,680                 3,511,037
           Investors Trust Series - Initial Class                         1,197,691                 2,944,875

       PIMCO Variable Insurance Trust
           Long-Term U.S. Government Bond Portfolio                       5,623,103                 4,889,090

       Touchstone Variable Series Trust
          International Equity Fund                                       2,329,114                 3,651,781
          Emerging Growth Fund                                            3,613,430                 5,963,994
          Small Cap Value Fund                                              836,829                   590,361
          Growth/Value Fund *                                             1,154,067                   100,199
          Equity Fund*                                                      426,498                    20,456
          Enhanced 30 Fund                                                  386,406                   694,630
          Value Plus Fund                                                 2,498,235                 2,148,538
          Growth & Income Fund                                            2,854,387                 7,030,196
          Balanced Fund                                                   3,957,787                 6,715,660
          High Yield Fund                                                17,865,432                 3,460,120
          Bond Fund                                                       2,712,099                 3,932,989
          Standby Income Fund                                            12,273,504                 9,635,229
          Money Market Fund *                                             2,131,893                 1,136,230
          Income Opportunity Fund **                                      1,110,749                16,726,898
                                                                         ----------                ----------
                Total                                                  $ 72,919,165              $ 88,801,742
                                                                         ==========                ==========


       * For the period May 1, 2001 (commencement of operations) to December 31, 2001

       ** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield
           Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

4. EXPENSES AND RELATED PARTY TRANSACTIONS

Certain deductions for administrative and risk charges are deducted pro rata from the Accumulation Unit Values of each Sub-Account in order to compensate the Company for administrative expenses and for the assumption of mortality and expense risks. These charges are made daily at an annual effective rate of 1.35% for the Touchstone Gold Variable Annuity. For the Touchstone Select Variable Annuity, the effective rates are 1.35% for the Standard Death Benefit, (Option
1), 1.45% for the Annual Step Up Death Benefit, (Option 2) and 1.55% for the Accumulating Death Benefit (Option 3).

The Company also deducts an annual contract maintenance charge from the contract value on each contract anniversary and upon any full surrender. For the Touchstone Gold Variable Annuity, the contract maintenance charge is $35 for the first ten contract years and the lesser of (a) $35 and (b) 0.17% of the contract value after the tenth contract anniversary. For the Touchstone Select Variable Annuity, the contract maintenance charge is $40 for the first ten contract years, and if the contract value is less than $50,000 after the tenth Contract Anniversary, the charge is the lesser of (a) $40 or (b) 0.14% of the Contract Value.

Since no deduction for a sales charge is made from the payments received from contract owners, a surrender charge is imposed on certain surrenders and partial withdrawals by the Company to cover expenses relating to promotion, sale and distribution of the contracts. The surrender charge is assessed on each redemption, except for certain amounts excluded from charges under the contract. For the Touchstone Gold Variable Annuity, this charge ranges from 7% to 0% depending on the number of years since the payment was received. For the Touchstone Select Variable Annuity, this charge ranges from 8% to 0%, depending on the number of years since the payment was received.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements


5. CHANGES IN UNITS OUTSTANDING

The following table shows a summary of changes in units outstanding for variable annuity contracts for the periods ended December 31, 2001 and 2000 (year ended unless otherwise noted):


TOUCHSTONE GOLD VARIABLE ANNUITY


                                                                   2001                                       2000
                                                ----------------------------------------   ---------------------------------------
                                                                  Transfers      Net                         Transfers      Net
                                               Units     Units    between Sub  Increase     Units   Units    between Sub  Increase
                                               Issued   Redeemed  accounts    (Decrease)    Issued  Redeemed  accounts   (Decrease)
                                                ----------------------------------------   ---------------------------------------


AIM V.I. Growth Fund                            76,601  (299,963)    (78,999)    (302,361)  278,036  (180,311)   514,331   612,056
AIM V.I. Government Securities Fund              9,280   (31,597)     46,458       24,141    45,633   (30,254)    44,416    59,795

Alger American Small Capitalization Portfolio   44,822   (74,236)    (90,737)    (120,151)  127,911   (38,233)   332,735   422,413
Alger American Growth  Portfolio                72,760  (314,442)   (216,902)    (458,584)  249,639  (258,137)   501,011   492,513

Deutsche VIT Equity 500 Index Fund              20,372   (16,234)      2,253        6,391    50,427    (4,948)   128,133   173,612

MFS VIT Emerging Growth Series - Initial Class  41,159  (129,198)   (146,098)    (234,137)  222,833  (109,153)   378,575   492,255
MFS VIT Investors Trust Series - Initial Class  40,525  (218,270)    (37,092)    (214,837)  150,722  (115,316)   241,545   276,951

PIMCO Long-Term U.S. Government  Bond Portfolio 23,101   (84,312)     82,564       21,353    47,534   (36,984)   224,667   235,217

Touchstone International Equity Fund            53,655  (174,492)     31,040      (89,797)  100,557  (200,946)    85,498   (14,891)
Touchstone Emerging Growth Fund                 34,033  (158,739)    (21,139)    (145,845)   57,670  (157,595)   (67,364) (167,289)
Touchstone Small Cap Value Fund                 12,302   (26,406)     35,884       21,780    20,600    (3,652)    60,673    77,621
Touchstone Growth/Value Fund *                  11,228    (2,443)    112,715      121,500         -         -          -         -
Touchstone Equity Fund *                           128         -      45,308       45,436         -         -          -         -
Touchstone Enhanced 30 Fund                     12,219   (36,299)     (8,594)     (32,674)   48,119   (20,093)   (70,647)  (42,621)
Touchstone Value Plus Fund                      44,116  (111,997)     79,895       12,014    44,207   (58,159)   (33,932)  (47,884)
Touchstone Growth & Income Fund                 34,371  (262,557)    (71,748)    (299,934)   52,391  (391,968)  (368,056) (707,633)
Touchstone Balanced Fund                        32,394  (229,113)     19,562     (177,157)   47,929  (232,076)  (152,694) (336,841)
Touchstone High Yield Fund                      56,239  (156,663)  1,430,982    1,330,558    44,308   (31,835)    80,635    93,108
Touchstone Bond Fund                            18,914  (183,782)     24,030     (140,838)   47,264  (245,371)  (131,289) (329,396)
Touchstone Standby Income Fund                  66,025  (302,416)    385,437      149,046    92,231  (317,592)  (432,076) (657,437)
Touchstone Money Market Fund *                 104,850   (37,875)     31,428       98,403         -         -          -         -
Touchstone Income Opportunity Fund **            7,762   (86,550)   (939,952)  (1,018,740)   43,096  (225,439)  (204,519) (386,862)


*  For the period May 1, 2001 (commencement of operations) to December 31, 2001

** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5.   CHANGES IN UNITS OUTSTANDING  (continued)


TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 1


                                                                   2001                                    2000
                                                ----------------------------------------  ---------------------------------------
                                                                  Transfers      Net                         Transfers      Net
                                               Units     Units    between Sub  Increase    Units   Units    between Sub  Increase
                                               Issued   Redeemed  accounts    (Decrease)   Issued  Redeemed  accounts   (Decrease)
                                                ----------------------------------------  ---------------------------------------


AIM V.I. Growth Fund                            1,720    (1,360)    2,811     3,171      10,051     (13,724)   10,404     6,731
AIM V.I. Government Securities Fund                24       (61)      913       876         348         (44)    4,710     5,014

Alger American Small Capitalization Portfolio   1,221      (945)    4,062     4,338       2,563        (150)   11,813    14,226
Alger American Growth  Portfolio                2,328      (841)   (1,123)      364      12,778      (6,966)   10,030    15,842

Deutsche VIT Equity 500 Index Fund *              322       (16)      (14)      292         158           -     1,978     2,136

MFS VIT Emerging Growth Series - Initial Class  1,939    (2,192)    2,181     1,928       8,298      (6,745)    8,778    10,331
MFS VIT Investors Trust Series - Initial Class  2,240    (1,271)     (865)      104       3,901        (362)    9,975    13,514

PIMCO Long-Term U.S. Government  Bond Portfolio     9       (31)      564       542       1,220         (90)     (608)      522

Touchstone International Equity Fund            2,738    (2,624)    2,380     2,494      12,007        (802)    7,129    18,334
Touchstone Emerging Growth Fund                 1,720    (1,140)      576     1,156       7,696      (4,332)      712     4,076
Touchstone Small Cap Value Fund                 1,009      (894)    1,242     1,357       3,437         (61)    1,549     4,925
Touchstone Enhanced 30 Fund                     1,014    (1,310)     (258)     (554)      1,756         (62)    1,143     2,837
Touchstone Value Plus Fund                        477      (342)      740       875       4,103         (70)    1,014     5,047
Touchstone Growth & Income Fund                 1,621    (1,079)      230       772       3,635      (3,020)   (4,970)   (4,355)
Touchstone Balanced Fund                          590      (555)   (1,004)     (969)      7,713      (1,636)   (3,262)    2,815
Touchstone High Yield Fund                        964    (1,210)    8,177     7,931       2,307        (739)    6,524     8,092
Touchstone Bond Fund                              294      (505)     (307)     (518)      1,914        (739)   (3,429)   (2,254)
Touchstone Standby Income Fund                    105      (394)      175      (114)      6,616        (374)   (7,676)   (1,434)
Touchstone Income Opportunity  Fund **            205      (112)   (8,758)   (8,665)      1,330      (1,985)  (10,052)  (10,707)


* For 2000, the period May 3, 2000 (commencement of operations) to December 31, 2000

** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)

TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 2


                                                                   2001                                    2000
                                                ----------------------------------------  ---------------------------------------
                                                                   Transfers      Net                         Transfers      Net
                                                Units     Units    between Sub  Increase    Units   Units    between Sub  Increase
                                                Issued   Redeemed  accounts    (Decrease)   Issued  Redeemed  accounts   (Decrease)
                                                ----------------------------------------  ---------------------------------------


AIM V.I. Growth Fund                              718    (4,049)    (30,364)    (33,695)   10,067   (3,302)    16,860     23,625
AIM V.I. Government Securities Fund               988      (141)       (743)        104     2,999      (24)       735      3,710

Alger American Small Capitalization Portfolio     114    (4,156)       (653)     (4,695)      875     (527)     7,923      8,271
Alger American Growth  Portfolio                  683   (12,046)    (29,024)    (40,387)    9,401   (4,360)     9,479     14,520

Deutsche VIT Equity 500 Index Fund *              264        (5)        645         904        29        -        594        623

MFS VIT Emerging Growth Series - Initial Class    250    (4,801)     (7,706)    (12,257)    6,544   (2,148)     7,139     11,535
MFS VIT Investors Trust Series - Initial Class    310    (1,897)    (11,161)    (12,748)    2,709   (2,448)     9,169      9,430

PIMCO Long-Term U.S. Government  Bond Portfolio    35    (3,960)      6,469       2,544        30     (659)     1,651      1,022

Touchstone International Equity Fund            1,223    (3,729)      3,639       1,133     6,192   (1,708)     8,068     12,552
Touchstone Emerging Growth Fund                   602    (6,963)       (900)     (7,261)    3,150   (1,377)      (655)     1,118
Touchstone Small Cap Value Fund                    26        (9)        123         140       646       (2)     1,656      2,300
Touchstone Enhanced 30 Fund                       149      (111)         31          69        58     (371)       130       (183)
Touchstone Value Plus Fund                        392    (7,920)     24,793      17,265       232     (708)     2,991      2,515
Touchstone Growth & Income Fund                   298   (10,244)      4,200      (5,746)    1,268  (11,115)   (21,971)   (31,818)
Touchstone Balanced Fund                          363    (4,619)      2,015      (2,241)      871   (8,522)   (15,801)   (23,452)
Touchstone High Yield Fund                        506    (5,228)     33,588      28,866       628     (473)     5,657      5,812
Touchstone Bond Fund                              677    (3,920)      7,131       3,888     3,186   (2,647)    (4,151)    (3,612)
Touchstone Standby Income Fund                    470    (8,524)     13,580       5,526     1,458   (1,454)    (2,489)    (2,485)
Touchstone Income Opportunity  Fund **            401    (1,879)    (39,989)    (41,467)    2,902   (3,364)   (12,382)   (12,844)


* For 2000, the period May 3, 2000 (commencement of operations) to December 31, 2000

** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

5. CHANGES IN UNITS OUTSTANDING (continued)


TOUCHSTONE SELECT VARIABLE ANNUITY - DEATH BENEFIT OPTION 3


                                                                   2001                                   2000
                                                -----------------------------------------  -----------------------------------------
                                                                   Transfers     Net                         Transfers        Net
                                                 Units    Units     between    Increase     Units    Units   between       Increase
                                               Purchased Redeemed Sub-accounts (Decrease) Purchased Redeemed Sub-accounts (Decrease)

                                                -----------------------------------------  -----------------------------------------

AIM V.I. Growth Fund                              556    (1,358)      789         (13)     1,705    (3,343)    5,874        4,236
AIM V.I. Government Securities Fund                 -    (2,202)     (535)     (2,737)       (1)    (2,229)      403       (1,827)

Alger American Small Capitalization Portfolio     820      (855)   (3,439)     (3,474)        63    (1,301)    1,987          749
Alger American Growth  Portfolio                  960    (1,411)    3,272       2,821      1,613    (2,950)    3,916        2,579

Deutsche VIT Equity 500 Index Fund *            1,294         -       507       1,801          3         -         -            3

MFS VIT Emerging Growth Series - Initial Class  1,023      (902)   (5,170)     (5,049)       494    (2,274)    2,147          367
MFS VIT Investors Trust Series - Initial Class    950    (1,084)      282         148      1,487    (3,943)    5,834        3,378

PIMCO Long-Term U.S. Government  Bond Portfolio   222    (1,711)     (363)     (1,852)         9    (5,840)    2,992       (2,839)

Touchstone International Equity Fund            2,390    (2,467)    6,476       6,399        269    (4,489)    1,553       (2,667)
Touchstone Emerging Growth Fund                   146      (689)    2,262       1,719        131    (1,390)    1,862          603
Touchstone Small Cap Value Fund                   692      (679)      162         175         68    (1,028)      (71)      (1,031)
Touchstone Enhanced 30 Fund                       886      (750)       68         204          -    (3,639)      562       (3,077)
Touchstone Value Plus Fund                        459    (1,969)     (134)     (1,644)         -    (3,086)   (1,507)      (4,593)
Touchstone Growth & Income Fund                   240    (2,614)     (587)     (2,961)        77    (8,586)   (4,741)      13,250)
Touchstone Balanced Fund                          278    (3,207)    1,292      (1,637)       360    (8,344)    1,879       (6,105)
Touchstone High Yield Fund                        295    (1,642)   26,642      25,295        204    (2,334)       37       (2,093)
Touchstone Bond Fund                              112    (2,935)   (1,129)     (3,952)         -    (4,000)     (147)      (4,147)
Touchstone Standby Income Fund                      6    (2,192)      377      (1,809)        53      (101)     (714)        (762)
Touchstone Income Opportunity  Fund **             71      (850)  (31,751)    (32,530)        49    (2,912)   (1,746)      (4,609)



* For 2000, the period May 3, 2000 (commencement of operations) to December 31, 2000

** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield Fund)

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

6. UNIT VALUES

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the periods ended December 31, 2001 (year ended unless otherwise noted). Twenty-one unit values are calculated for the Touchstone Gold Variable Annuity. Eighteen unit values are calculated for each of the death benefit options in the Touchstone Select Variable Annuity.


                                                            At December 31, 2001             For the period ended December 31, 2001
                                                     ----------------------------------     ----------------------------------------
                                         Beginning                Ending
                                         Unit Value    Units    Unit Value   Net Assets  Investment Expense Ratio  Total Return
                                          lowest      (000s)      lowest      (  000s)   Income     lowest         lowest
                                        to highest              to highest               Ratio***   to highest     to highest
                                        ------------  --------------------------------- --------------------------------------------

AIM Variable Insurance Funds, Inc.
 V.I. Growth Fund                        9.69 to 9.72   1,621    6.32 to 6.34   10,276   0.17%    1.35% to 1.55%  -34.90% to -34.77%
 V.I. Government Securities Fund        10.75 to 10.79    160   11.30 to 11.33   1,810   3.35%    1.35% to 1.55%    4.78% to 4.99%
The Alger American Fund
 Small Capitalization Portfolio          9.77 to 9.80     497    6.80 to 6.82    3,385   0.04%    1.35% to 1.55%  -30.60% to -30.46%
 Growth Portfolio                       10.10 to 10.13  1,593    8.79 to 8.82   14,046   0.24%    1.35% to 1.55%  -13.17% to -13.00%
Deutsche Asset Management VIT Fund
 Equity 500 Index Fund                   9.29 to 9.30     186    8.05 to 8.06    1,497   0.79%    1.35% to 1.55%  -13.53% to -13.36%
MFS Variable Insurance Trust
 Emerging Growth Series - Initial Class 12.97 to 13.02    763    8.52 to 8.54    6,519            1.35%-to 1.55%  -34.51% to -34.38%
 Investors Trust Series - Initial Class 10.11 to 10.15    970    8.39 to 8.41    8,159   0.71%    1.35% to 1.55%  -17.24% to -17.08%
PIMCO Variable Insurance Trust
 Long-Term U.S. Government Bond
 Portfolio                              11.50 to 11.53    516   11.99 to 12.05   6,221   7.11%    1.35% to 1.55%    4.25% to 4.46%
Touchstone Variable Series Trust
 International Equity Fund              11.62 to 17.87  1,313    8.08 to 12.40  15,650            1.35%-to 1.55%  -30.76% to -30.62%
 Emerging Growth Fund                   18.08 to 31.91    988   17.40 to 30.65  28,878            1.35%-to 1.55%   -4.12% to -3.93%
 Small Cap Value Fund                    9.07 to 9.10     130   10.22 to 10.25   1,333   0.38%    1.35% to 1.55%   12.40% to 12.63%
 Growth/Value Fund *                         10.00        121    8.57            1,042            1.35%-to 1.55%        -14.27%
 Equity Fund *                               10.00         45    8.91              405            1.35%-to 1.55%        -10.90%
 Enhanced 30 Fund                       10.17 to 10.20    198    8.89 to 8.91    1,760   0.81%    1.35% to 1.55%  -12.81% to -12.63%
 Value Plus Fund                        11.57 to 11.63    530   11.33 to 11.37   6,024   1.13%    1.35% to 1.55%   -2.41% to -2.21%
 Growth & Income Fund                   11.07 to 19.87  1,463   10.36 to 18.57  26,286   3.38%    1.35% to 1.55%   -6.73% to -6.54%
 Balanced Fund                          12.07 to 20.19  1,301   12.24 to 20.45  25,768   3.20%    1.35% to 1.55%    1.10% to 1.30%
 High Yield Fund                         8.97 to 9.00   1,620    9.47 to 9.50   15,383   16.91%   1.35% to 1.55%    5.29% to 5.50%
 Bond Fund                              11.00 to 13.60  1,163   11.72 to 14.47  16,544   5.91%    1.35% to 1.55%    6.19% to 6.40%
 Standby Income Fund                    11.18 to 12.61  1,393   11.58 to 13.03  18,044   5.05%    1.35% to 1.55%    3.13% to 3.33%
 Money Market Fund *                         10.00         98   10.12              996   1.75%    1.35% to 1.55%         1.18%
 Income Opportunity Fund **              8.32 to 14.89      -     -                  -   10.37%   1.35% to 1.55%           -


      * For the period May 1, 2001 (commencement of operations) to December 31, 2001
      ** For the period January 1, 2001 to June 25, 2001 (fund closed operations, remaining assets transferred to Touchstone High Yield
          Fund)
      *** Excludes capital gains.

           Western-Southern Life Assurance Company Separate Account 1

                          Notes to Financial Statements

7. SHARES

A summary of shares invested for variable annuity contracts as of December 31, 2001 is listed below.


AIM Variable Insurance Funds, Inc.
      V.I. Growth Fund                                   627,731 shares
      V.I. Government Securities Fund                    156,974 shares
The Alger American Fund
      Small Capitalization Portfolio                     204,525 shares
      Growth Portfolio                                   382,008 shares
Deutsche Asset Management VIT Fund
      Equity 500 Index Fund                              124,978 shares
MFS Variable Insurance Trust
      Emerging Growth Series - Initial Class             362,594 shares
      Investors Trust Series - Initial Class             476,285 shares
PIMCO Variable Insurance Trust
      Long-Term U.S. Government Bond Portfolio           605,771 shares
Touchstone Variable Series Trust
      International Equity Fund                        2,070,098 shares
      Emerging Growth Fund                             1,591,925 shares
      Small Cap Value Fund                               204,399 shares
      Growth/Value Fund                                  120,411 shares
      Equity Fund                                         45,029 shares
      Enhanced 30 Fund                                   197,055 shares
      Value Plus Fund                                    579,244 shares
      Growth & Income Fund                             2,647,097 shares
      Balanced Fund                                    1,845,818 shares
      High Yield Fund                                  2,059,370 shares
      Bond Fund                                        1,593,828 shares
      Standby Income Fund                              1,831,884 shares
      Money Market Fund                                  995,662 shares
      Income Opportunity Fund                                  - shares